Schedule of Investments

ARK Autonomous Technology & Robotics ETF

October 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%
Aerospace & Defense - 14.9%
AeroVironment, Inc.*	694,767	$61,910,687
Archer Aviation, Inc., Class A*	7,786,609	44,383,671
Elbit Systems Ltd. (Israel)	229,940	36,516,772
Kratos Defense & Security Solutions, Inc.*†	7,849,354	167,897,682
Lockheed Martin Corp.	253,676	84,301,608
Total Aerospace & Defense		395,010,420

Airlines - 1.9%
Blade Air Mobility, Inc.*†	5,207,083	49,311,076

Auto Components - 2.1%
Magna International, Inc. (Canada)	689,424	56,050,171

Automobiles - 15.7%
BYD Co. Ltd. (China)(a)	211,963	15,354,600
Niu Technologies (China)*(a)	2,780,044	72,781,552
Tesla, Inc.*	293,109	326,523,426
Total Automobiles		414,659,578

Biotechnology - 0.0%(b)
Organovo Holdings, Inc.*	131,844	818,751

Diversified Consumer Services - 0.9%
2U, Inc.*	839,953	24,812,212

Diversified Telecommunication - 4.4%
Iridium Communications, Inc.*	2,863,226	116,103,814

Electronic Equipment, Instruments & Components - 8.1%
Teledyne Technologies, Inc.*	71,012	31,900,011
Trimble, Inc.*	2,092,278	182,802,329
Total Electronic Equipment, Instruments & Components		214,702,340

Health Care Equipment & Supplies - 1.0%
Intuitive Surgical, Inc.*	73,179	26,427,132

Household Durables - 0.9%
Vuzix Corp.*	2,331,095	24,919,406

Interactive Media & Services - 3.8%
Alphabet, Inc., Class C*	21,063	62,460,431
Baidu, Inc. (China)*(a)	229,396	37,217,207
Total Interactive Media & Services		99,677,638

Internet & Direct Marketing Retail - 3.6%
JD.com, Inc. (China)*(a)	1,232,032	96,443,465

Machinery - 13.0%
Caterpillar, Inc.	212,750	43,403,127
Deere & Co.	227,557	77,895,037
Komatsu Ltd. (Japan)(a)	3,796,231	99,689,026
Markforged Holding Corp.*†	9,461,888	62,353,842
Proto Labs, Inc.*	376,464	22,516,312
Velo3D Inc.*	3,877,204	39,896,429
Total Machinery		345,753,773

Road & Rail - 2.7%
TuSimple Holdings, Inc., Class A*	1,795,020	70,221,182

Semiconductors & Semiconductor Equipment - 2.5%
Teradyne, Inc.	469,466	64,898,980

Software - 17.1%
ANSYS, Inc.*	71,691	27,212,470
Materialise NV (Belgium)*(a)	1,368,797	33,029,072
Palantir Technologies, Inc., Class A*	1,039,985	26,914,812
Synopsys, Inc.*	86,717	28,892,370
UiPath, Inc., Class A*	3,217,804	161,694,651
Unity Software, Inc.*	1,150,820	174,130,574
Total Software		451,873,949

Technology Hardware, Storage & Peripherals - 7.2%
3D Systems Corp.*	3,578,374	100,767,012
Nano Dimension Ltd. (Israel)*(a)	9,789,044	57,559,579
Stratasys Ltd.*	1,015,958	32,043,315
Total Technology Hardware, Storage & Peripherals		190,369,906

Total Common Stocks
(Cost $2,604,110,953)		2,642,053,793
MONEY MARKET FUND–0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (c)
(Cost $19,815,414)	19,815,414	19,815,414
Total Investments–100.5%
(Cost $2,623,926,367)		2,661,869,207
Liabilities in Excess of Other Assets–(0.5)%		(14,491,345)
Net Assets–100.0%		$2,647,377,862

Schedule of Investments (continued)

ARK Autonomous Technology & Robotics ETF

October 31, 2021 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:

Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2021	Value ($) at 10/31/2021

Common Stocks — 10.6%
Aerospace & Defense — 6.3%
Kratos Defense & Security Solutions, Inc.
192,932,864	36,048,505	(18,142,521)	393,635	(43,334,801)	–	–	7,849,354	167,897,682
Airlines — 1.9%
Blade Air Mobility, Inc.
29,954,012	16,395,691	(3,950,145)	599,430	6,312,088	–	–	5,207,083	49,311,076
Computer Hardware — 0.0%
Jaws Spitfire Acquisition Corp.
26,430,752	7,487,112	(2,263,109)	(17,003)	1,157,078	–	–	–	–
Machinery — 2.4%
Markforged Holding Corp.
28,017,642	62,592,138	(4,923,686)	207,084	(23,539,336)	–	–	9,461,888	62,353,842
Transportation — 0.0%
Atlas Crest Investment Corp.
28,560,815	16,948,078	(1,889,050)	4,038	4,194,002	–	–	–	–
$305,896,085	$139,471,524	$(31,168,511)	$1,187,184	$(55,210,969)	$–	$–	22,518,325	$279,562,600

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of October 31, 2021.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2021, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$2,642,053,793	$–	$–	$2,642,053,793
Money Market Fund	19,815,414	–	–	19,815,414
Total	$2,661,869,207	$–	$–	$2,661,869,207

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.